Long-Term Debt (Narrative) (Details) € in Millions, $ in Millions									1 Months Ended		9 Months Ended	12 Months Ended
	May 21, 2024 USD ($)	Apr. 26, 2024	Apr. 24, 2024 USD ($)	Feb. 21, 2024 USD ($)	May 11, 2023 USD ($)	Apr. 28, 2023	Apr. 26, 2023 USD ($)	Jan. 09, 2023 USD ($)	Nov. 30, 2023 USD ($)	Apr. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 21, 2024 EUR (€)	Mar. 28, 2024 USD ($)	Feb. 28, 2024 USD ($)	Feb. 23, 2024 USD ($)	Jan. 30, 2024 USD ($)	Nov. 13, 2023 USD ($)	Mar. 29, 2023 USD ($)	Mar. 22, 2023 USD ($)	Feb. 27, 2023 USD ($)	Jan. 27, 2023 USD ($)	Jan. 24, 2023 USD ($)	Sep. 08, 2022 USD ($)
Long-Term Debt [Line Items]
Percentage of fair value of cost of property additions certified to the Deed of Trust collateral agent											85.00%	85.00%
Repayments of long-term debt											$ 500	$ 875	$ 2,732	$ 1,290
Estimated fair value of our long-term debt including current maturities											14,880	12,798	10,398
Carrying amount											15,246	13,294	11,228
Cash flow hedges – loss on settlement (net of tax benefit)												$ 1	$ 0	$ 0
Cash flow hedges – derivative value net gain (loss) recognized in net income (net of tax expense (benefit) of $1, ($5) and $-) (Notes 1 and 8)											13
AR Facility [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt	$ 400
Borrowings											$ 500
Extension, subject to consent, increments		1 year
Notes term		30 days
AR Facility [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Maximum borrowing capacity																			$ 300
Senior Notes, Series F, due May 1, 2029 [Member]
Long-Term Debt [Line Items]
Interest rate											5.00%	5.00%
Senior Notes, Series G, due May 1, 2054 [Member]
Long-Term Debt [Line Items]
Interest rate											5.49%
Senior Notes due June 15, 2054 [Member]
Long-Term Debt [Line Items]
Interest rate											5.55%
Senior Notes, Series C, due May 1, 2026 [Member]
Long-Term Debt [Line Items]
Interest rate											5.50%	5.50%	5.50%
Senior Notes, Series D, due May 1, 2031 [Member]
Long-Term Debt [Line Items]
Interest rate											5.34%	5.34%	5.34%
Senior Notes, Series E, due May 1, 2036 [Member]
Long-Term Debt [Line Items]
Interest rate											5.45%	5.45%	5.45%
Senior Notes due May 15, 2028 [Member]
Long-Term Debt [Line Items]
Interest rate											4.30%	4.30%	4.30%
Senior Notes due September 15, 2052 [Member]
Long-Term Debt [Line Items]
Interest rate											4.95%	4.95%	4.95%
Notes 2033 [Member]
Long-Term Debt [Line Items]
Cash flow hedges – loss on settlement (net of tax benefit)									$ 3
Cash flow hedges – derivative value net gain (loss) recognized in net income (net of tax expense (benefit) of $1, ($5) and $-) (Notes 1 and 8)									$ 3			$ 4
Term Loan Credit Agreement dated January 24, 2023 [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt					$ 150
Proceeds from issuance of long term debt, net					625
Senior Notes due November 15, 2033 [Member]
Long-Term Debt [Line Items]
Interest rate											5.65%	5.65%	5.65%
Minimum [Member] | March 2023 Note Purchase Agreement [Member]
Long-Term Debt [Line Items]
Senior debt to capitalization ratio							0.65
Maximum [Member] | March 2023 Note Purchase Agreement [Member]
Long-Term Debt [Line Items]
Senior debt to capitalization ratio							1
Secured Debt [Member]
Long-Term Debt [Line Items]
Aggregate principal amount											$ 14,401	$ 13,445	$ 11,245
Secured Debt [Member] | Notes 2028 and Notes 2052 [Member]
Long-Term Debt [Line Items]
Percentage of principal amount plus accrued and unpaid interest and make-whole premium												100.00%
Secured Debt [Member] | AR Facility [Member]
Long-Term Debt [Line Items]
Aggregate principal amount											500
Repayments of long-term debt					100
Debt service fee percentage						1.00%				1.00%
Maximum borrowing capacity										$ 500	500	$ 500
Borrowings											500	$ 0
Termination, number of days after notice is given												30 days
Secured Debt [Member] | Senior Notes, Series C, due May 1, 2026 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount												$ 200									$ 200
Interest rate												5.50%									5.50%
Secured Debt [Member] | Senior Notes, Series D, due May 1, 2031 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount							$ 28					$ 100									$ 72
Interest rate							5.34%					5.34%									5.34%
Secured Debt [Member] | Senior Notes, Series E, due May 1, 2036 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount							$ 20					$ 100									$ 80
Interest rate							5.45%					5.45%									5.45%
Secured Debt [Member] | Senior Notes due May 15, 2028 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount					$ 600							$ 600
Interest rate					4.30%
Secured Debt [Member] | Senior Notes due September 15, 2052 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount					$ 400							900	$ 500													$ 500
Interest rate					4.95%
Secured Debt [Member] | Senior Notes due November 15, 2033 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount												800								$ 800
Interest rate																				5.65%
Repayments of long-term debt												$ 500
Percentage of principal amount plus accrued and unpaid interest and make-whole premium												100.00%
Proceeds from issuance of long term debt, net												$ 791
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Long-Term Debt [Line Items]
Aggregate principal amount											13,845	13,445
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Notes 2028 and Notes 2052 [Member]
Long-Term Debt [Line Items]
Percentage of principal amount plus accrued and unpaid interest and make-whole premium			100.00%
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Senior Notes, Series F, due May 1, 2029 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount			$ 100								100
Interest rate			5.00%
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Senior Notes, Series G, due May 1, 2054 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount			$ 50								50
Interest rate			5.49%
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Senior Notes due June 15, 2054 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount											$ 750
Interest rate											5.55%
Percentage of principal amount plus accrued and unpaid interest and make-whole premium											100.00%
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Senior Secured Notes Due June 1, 2024 [Member]
Long-Term Debt [Line Items]
Interest rate											2.75%
Repayments of long-term debt											$ 500
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Senior Notes, Series C, due May 1, 2026 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount											200	200
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Senior Notes, Series D, due May 1, 2031 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount											100	100
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Senior Notes, Series E, due May 1, 2036 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount											100	100
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Senior Notes due May 15, 2028 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount											600	600
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Senior Notes due September 15, 2052 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount											900	900
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Senior Notes due November 15, 2033 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount											800	800
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Minimum [Member] | March 2024 Note Purchase Agreement [Member
Long-Term Debt [Line Items]
Senior debt to capitalization ratio			0.65
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Maximum [Member] | March 2024 Note Purchase Agreement [Member
Long-Term Debt [Line Items]
Senior debt to capitalization ratio			1
Euro-Denominated Fixed Rate Senior Secured Notes [Member]
Long-Term Debt [Line Items]
Aggregate principal amount											$ 556
Interest rate											5.371%
Euro-Denominated Fixed Rate Senior Secured Notes [Member] | Euro Notes due May 15, 2031 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount	$ 542										$ 542				€ 500
Interest rate	5.371%										3.50%				5.371%
Percentage of principal amount plus accrued and unpaid interest and make-whole premium											100.00%
Unsecured Debt [Member] | Notes 2028 and Notes 2052 [Member]
Long-Term Debt [Line Items]
Proceeds from issuance of long term debt, net												$ 970
Unsecured Debt [Member] | Term Loan Credit Agreement dated July 6, 2022 [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt								$ 100
Borrowings								$ 0
Unsecured Debt [Member] | Term Loan Credit Agreement due February 28, 2024 [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt					$ 625
Maximum borrowing capacity																									$ 625
Borrowings																							$ 125	$ 500
Unsecured Debt [Member] | Term Loan Credit Agreement due February 28, 2024 [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Long-Term Debt [Line Items]
Variable rate plus interest rate adjustment												0.85%
Unsecured Debt [Member] | Term Loan Credit Agreement due April 30, 2024 [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt					$ 150
Borrowings																						$ 150
Unsecured Debt [Member] | Term Loan Credit Agreement due April 30, 2024 [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate												0.95%
Revolving $500 Million Credit Facility [Member]
Long-Term Debt [Line Items]
Aggregate principal amount												$ 500				$ 280	$ 220
Interest rate											2.75%	2.75%
Maximum borrowing capacity				$ 500
Borrowings											$ 500
Increments in additional borrowing capacity				100
Revolving $500 Million Credit Facility [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Maximum borrowing capacity				500
Borrowings																		$ 220
Increments in additional borrowing capacity				$ 100
Available for borrowing																		$ 280
Revolving $500 Million Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Long-Term Debt [Line Items]
Variable rate plus interest rate adjustment				1.00%
Revolving $500 Million Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Variable rate plus interest rate adjustment				1.00%
Interest rate adjustment				0.10%
Revolving $500 Million Credit Facility [Member] | Federal Funds Effective Rate or Overnight Bank Funding Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate				0.50%
Revolving $500 Million Credit Facility [Member] | Federal Funds Effective Rate or Overnight Bank Funding Rate [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Spread over variable rate				0.50%
Revolving $500 Million Credit Facility [Member] | Minimum [Member]
Long-Term Debt [Line Items]
Spread over variable rate				0.00%
Commitment fee				0.075%
Revolving $500 Million Credit Facility [Member] | Minimum [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Spread over variable rate				0.00%
Commitment fee				0.075%
Revolving $500 Million Credit Facility [Member] | Minimum [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate				0.875%
Revolving $500 Million Credit Facility [Member] | Minimum [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Spread over variable rate				0.875%
Revolving $500 Million Credit Facility [Member] | Maximum [Member]
Long-Term Debt [Line Items]
Maximum borrowing capacity				$ 500
Spread over variable rate				0.50%
Commitment fee				0.625%
Revolving $500 Million Credit Facility [Member] | Maximum [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Spread over variable rate				0.50%
Commitment fee				0.625%
Possible additional increase in borrowing capacity amount				$ 500
Revolving $500 Million Credit Facility [Member] | Maximum [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate				1.50%
Revolving $500 Million Credit Facility [Member] | Maximum [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Spread over variable rate				1.50%